FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: File No. 811-4524

Putnam Global Income Trust
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  (Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
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  (Address of principal executive offices)

Beth S. Mazor, Vice President
Putnam Global Income Trust
One Post Office Square
Boston, Massachusetts 02109

Copy To:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

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  (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 10/31

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: Global Govt Income Trust


ISSUER NAME                                              TICKER      CUSIP     MTG DATE        MTG TYPE
                                                                               Proposal Type   Voted?     Vote   For/Agnst Mgmt
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
British Energy
Plc                                                                            12/19/03        Annual
1.00   Authorize Trustee to Amend Relevant Permanent Global Bond,
       Modify all Appropriate Provisions of Trust Deed, and Declare
       that Trustee have No Liability to Bondholders for its Acts/
       Omissions in Furtherance to this EGM                                    MGMT            YES         FOR    FOR


Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust
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       (Registrant)

By:   /s/ Charles E. Porter*, Executive Vice President,
      Associate Treasurer and Principal Executive Officer
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       (Signature & Title)


Date: August 23, 2004
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               * By Jonathan S. Horwitz,
                 pursuant to a Power-of-Attorney